Condensed Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Common Class B [Member]	Total
Balance at Dec. 31, 2023		$ 3,000	$ 3,997,000		$ 373,120		$ 4,373,120
Balance, shares at Dec. 31, 2023		30,000,000
Net income					101,972		101,972
Balance at Jun. 30, 2024		$ 3,000	3,997,000		475,092		4,475,092
Balance, shares at Jun. 30, 2024		30,000,000
Balance at Dec. 31, 2024	$ 735	$ 2,265	3,997,000	145	544,717		4,544,862
Balance, shares at Dec. 31, 2024	7,350,000	22,650,000
Net income					90,987		90,987
Foreign currency translation adjustment				147			147
Issuance of shares	$ 242		7,666,360				7,666,602
Issuance of shares, shares	2,415,000					29,999,999
Balance at Jun. 30, 2025	$ 977	$ 2,265	$ 11,663,360	$ 292	$ 635,704		$ 12,302,598
Balance, shares at Jun. 30, 2025	9,765,000	22,650,000